Stock-Based Compensation - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2023	Mar. 13, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 08, 2023	May 28, 2018	Sep. 15, 2017
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock and unit-based compensation			$ 1,624,000	$ 178,000	$ 2,246,000	$ 383,000
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unamortized compensation expense			3,800,000		$ 3,800,000
Weighted average remaining vesting period					1 year 7 months 6 days
Granted (in shares)	28,217	260,722			288,939
Granted (per share)	$ 17.72	$ 15.99			$ 16.16
Stock and unit-based compensation			700,000		$ 800,000
Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unamortized compensation expense			8,500,000		$ 8,500,000
Weighted average remaining vesting period					2 years 6 months
Granted (in shares)					490,167
Granted (per share)					$ 20.19
Stock and unit-based compensation			$ 900,000		$ 1,100,000
Performance Share Units | Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of number of units vested					0.00%
Performance Share Units | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of number of units vested					200.00%
Long term incentive plan member | Common Class A [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance			9,507,255		9,507,255					10,270,000
ASMC incentive plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock and unit-based compensation			$ 100,000	100,000	$ 100,000	100,000
Unrecognized unit based compensation expense			0		0
ASCO incentive plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance											149,425
Stock and unit-based compensation			200,000	$ 100,000	200,000	$ 300,000
Unrecognized unit based compensation expense			$ 0		$ 0
ASCO incentive plan | Scenario Previously Reported Member
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance											100,000
Atlas Sand Company LLC [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock and unit-based compensation							$ 678,000	$ 129,000	$ 2,545,000
Atlas Sand Company LLC [Member] | ASMC incentive plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock and unit-based compensation							200,000	200,000	900,000
Unrecognized unit based compensation expense							100,000
Atlas Sand Company LLC [Member] | ASCO incentive plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance												149,425
Stock and unit-based compensation							400,000	$ 100,000	$ 1,600,000
Unrecognized unit based compensation expense							$ 200,000
Atlas Sand Company LLC [Member] | ASCO incentive plan | Scenario Previously Reported Member
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares reserved for issuance											100,000
Atlas Sand Company LLC [Member] | ASMC plan and ASCO incentive plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average remaining vesting period							1 year 2 months 12 days